PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost:	$ 140,227	$ 129,986
Accumulated depreciation:	58,481	63,112
Net book value	81,746	66,874
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	66,304	72,116
Accumulated depreciation:	41,280	49,765
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	6,105	6,322
Accumulated depreciation:	4,461	3,548
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	41,135	39,875
Accumulated depreciation:	12,701	9,799
Land and building [Member]
Property, Plant and Equipment [Line Items]
Cost:	26,683	11,673
Accumulated depreciation:	$ 39	$ 0